Warrants (Narrative) (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
March 5, 2022 [Member]
Statements Line Items
Exercise price, warrants | $ / shares	$ 36.50
Number of warrants entitled to purchase one common share | shares	5,480,000
February 26, 2019 [Member]
Statements Line Items
Exercise price, warrants | $ / shares	$ 19.08
Number of warrants entitled to purchase one common share | shares	5,715,500